Stock-Based Compensation Arrangements (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Stock-based compensation
Number outstanding (in shares)	502,249
Number exercisable (in shares)	412,012
$2.03 - $13.86
Stock-based compensation
Low end of the range (in dollars per share)	$ 2.03
High end of the range (in dollars per share)	$ 13.86
Number outstanding (in shares)	217,130
Weighted Average remaining contractual life	7 years 9 months 7 days
Number exercisable (in shares)	144,770
$15.05 - $34.65
Stock-based compensation
Low end of the range (in dollars per share)	$ 15.05
High end of the range (in dollars per share)	$ 34.65
Number outstanding (in shares)	53,983
Weighted Average remaining contractual life	7 years 1 month 24 days
Number exercisable (in shares)	36,713
$36.82 - $40.67
Stock-based compensation
Low end of the range (in dollars per share)	$ 36.82
High end of the range (in dollars per share)	$ 40.67
Number outstanding (in shares)	72,602
Weighted Average remaining contractual life	5 years 9 months 25 days
Number exercisable (in shares)	71,996
$44.10 - $48.65
Stock-based compensation
Low end of the range (in dollars per share)	$ 44.10
High end of the range (in dollars per share)	$ 48.65
Number outstanding (in shares)	127,320
Weighted Average remaining contractual life	4 years 6 months 25 days
Number exercisable (in shares)	127,319
$54.60 - $105.00
Stock-based compensation
Low end of the range (in dollars per share)	$ 54.60
High end of the range (in dollars per share)	$ 105.00
Number outstanding (in shares)	31,214
Weighted Average remaining contractual life	4 years 11 months 5 days
Number exercisable (in shares)	31,214